Reconciliation of Beginning and Ending Balances of Accumulated Postretirement Benefit Obligations and Fair Value of Plan Assets of U.S. Subsidiaries' Plans (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Change in plan assets:
Accrued benefit liability	¥ (49,912)	¥ (50,685)
Other Postretirement Benefit Plans, Defined Benefit
Change in accumulated postretirement benefit obligations:
Accumulated postretirement benefit obligation, beginning of year	9,091	8,309
Service cost	317	218	227
Interest cost	413	436	452
Actuarial loss	379	795
Plan participants' contributions	3	2
Medicare Part D	36	57
Benefits paid	(413)	(652)
Foreign currency exchange rate change	1,405	(74)
Accumulated postretirement benefit obligation, end of year	11,231	9,091	8,309
Change in plan assets:
Fair value of plan assets, beginning of year	6,305	5,351
Actual return on plan assets	469	298
Employers' contributions	1,318	1,881
Plan participants' contributions	3	2
Benefits paid	(1,002)	(1,205)
Foreign currency exchange rate change	1,021	(22)
Fair value of plan assets, end of year	8,114	6,305	5,351
Funded status, end of year	(3,117)	(2,786)
Prepaid benefit cost	840	704
Other current liabilities	(41)	(37)
Accrued benefit liability	(3,916)	(3,453)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	(3,117)	(2,786)
Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	3,734	3,657
Prior service cost	476	543
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	¥ 4,210	¥ 4,200